Schedule of Liability for the Sale of Future Revenue (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Liability Related To Sale Of Future Revenue
Beginning balance, deferred revenue	$ 4,083
Sale of future royalties
Reversal of future royalties upon option exercise	(4,254)
Foreign currency exchange impact	171
Ending balance, deferred revenue